Discontinued operations and assets and liabilities held for sale - Assets and liabilities held for sale (Details) - EUR (€) € in Millions	Sep. 30, 2019	Mar. 31, 2019	Apr. 01, 2018
Discontinued operations and assets and liabilities held for sale
Non-current assets	€ 132,301	€ 103,276	€ 113,253
Current assets	26,818	39,817	39,478
Non-current liabilities	(72,712)	(53,894)	(61,242)
Current liabilities	27,639	25,523	€ 28,070
Total liabilities held for sale	(332)
Vodafone India (excluding interest in Indus Towers)
Discontinued operations and assets and liabilities held for sale
Non-current assets	726
Current assets	123
Assets held for sale	849
Non-current liabilities	(234)	(231)
Current liabilities	98
Total liabilities held for sale	€ (332)	€ (231)